Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]

9. Prepaid expenses and other current assets:

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Prepaid expenses	1,050	832
Grants recoverable	714	430
Valued-added tax recoverable	947	1,028
Advance to suppliers	661	352
Total Prepaid expenses and other current assets	3,372	2,642